Warrants	6 Months Ended
Jun. 30, 2025
Warrants [Abstract]
WARRANTS

NOTE 9:- WARRANTS

a.	On June 1, 2022, the Company completed a private offering with an investor for gross proceeds of $10,210 (the “June 2022 Private Placement”), providing for the issuance of an aggregate of 6,495 units and pre-funded units, as follows: (a) 614 units at a price of $1,572.48 per unit, each consisting of (i) one ordinary share of the Company, and (ii) two warrants each to purchase one ordinary share (the “June 2022 Warrants”), and (b) 5,881 pre-funded units at a price of $1,539.174 per unit, each consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) two June 2022 Warrants.

The June 2022 Warrants have an exercise price of $1,435.98 per ordinary share. The June 2022 Warrants were exercisable upon issuance and will expire seven years from the date of issuance.

General Overview of Valuation Approaches used in the Valuation:

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Economic methodology:

The June 2022 Warrants’ fair value was calculated using the Black–Scholes option pricing model, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions:

	December 31, 2024		June 30, 2025
Dividend yield (%)	0		0
Expected volatility (%)	72		72
Risk-free interest rate (%)	4.38		3.987
Underlying share price ($)	7.56		6.53
Exercise price ($)	1,435.98		1,435.98
Warrants fair value ($)	-	(*)	-	(*)

(*) Less than $1

The June 2022 Warrants are classified as current warrant liability in the Company’s balance sheet, as they are exercisable at any given time.

During the six months ended June 30, 2025, and 2024, the Company recorded finance income from the change in fair value of the June 2022 Warrants in the amount of nil and $188, respectively.

b.	On February 25, 2025, the Company entered into securities purchase agreements (the “Securities Purchase Agreements”) with certain investors, pursuant to which the Company agreed to sell and issue to the investors convertible debentures (the “Debentures”) in the aggregate principal amount of $4,200 (the “Subscription Amount”), which are convertible into the Company’s Ordinary Shares, no par value per share (the “Ordinary Shares” and, as converted, the “Conversion Shares”), at a purchase price equal to 95% of the Subscription Amount. The issuance and sale of the Debentures was subject to certain conditions and limitations.

At the closing of the transaction, the Company issued to the investors 172,174 warrants (the “Debenture Warrants”) which are exercisable into a number of Ordinary Shares equal to the Subscription Amount applicable to the investors divided by a price equal to 130% of the volume weighted average price of the Ordinary Shares immediately prior to the closing date, or $11.6172 per warrant. The Debenture Warrants are exercisable for a term of five years from the issuance date.

General Overview of Valuation Approaches used in the Valuation:

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Economic methodology:

The Debenture Warrants’ fair value was calculated using the Binomial model using the following inputs:

	June 30, 2025	February 25, 2025
Dividend yield (%)	0	0
Expected volatility (%)	149.11	110.16
Risk-free interest rate (%)	3.77	4.12
Underlying share price ($)	6.53	7.78
Exercise price ($)	11.6172	11.6172
Warrants fair value ($)	1,568	1,750

The Debenture Warrants are classified as current warrant liability in the Company’s balance sheet, as they are exercisable at any given time.

During the six months ended June 30, 2025 and 2024, the Company recorded financial income from the change in fair value of the Debenture Warrants in the amount of $182 and nil, respectively.